Restricted Assets - Additional Information (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Restricted Assets [Line Items]
Other Restricted Assets	$ 5,923,453	$ 7,234,836
Mercado De Valores De Buenos Aires S A Merval Shares [Member]
Restricted Assets [Line Items]
Restricted Shares		38,030
BYMA [Member]
Restricted Assets [Line Items]
Restricted Shares		145,525
Global Credit Program To Micro Small And Medium Companies [Member]
Restricted Assets [Line Items]
Treasury Bonds Investment Restricted	86,369
Restricted National Treasury Bonds Adjusted by CER Maturing in Three Years	82,809	$ 121,966
Restricted National Treasury Bonds in US Dollars Maturing in Five Months	$ 108,000